Condensed Consolidated Statements of Financial Condition (unaudited) (Q3) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Assets
Cash and due from banks	$ 31,998	$ 35,238
Interest bearing deposits	15,605	47,956
Cash and Cash Equivalents	47,603	83,194
Interest bearing deposits - time	3,489	5,591
Trading securities	347	410
Securities available for sale	548,865	610,616
Federal Home Loan Bank and Federal Reserve Bank stock, at cost	15,543	15,543
Loans held for sale, carried at fair value	47,611	35,946
Payment plan receivables and other assets held for sale	0	33,360
Loans
Commercial	837,250	804,017
Mortgage	781,346	538,615
Installment	318,498	265,616
Total Loans	1,937,094	1,608,248
Allowance for loan losses	(21,478)	(20,234)
Net Loans	1,915,616	1,588,014
Other real estate and repossessed assets	2,150	5,004
Property and equipment, net	38,774	40,175
Bank-owned life insurance	54,286	54,033
Deferred tax assets, net	22,433	32,818
Capitalized mortgage loan servicing rights	14,675	13,671
Capitalized mortgage loan servicing rights		13,671
Other intangibles	1,673	1,932
Accrued income and other assets	40,381	28,643
Total Assets	2,753,446	2,548,950
Deposits
Non-interest bearing	753,555	717,472
Savings and interest-bearing checking	1,040,974	1,015,724
Reciprocal	49,078	38,657
Time	412,601	453,866
Brokered time	87,553	0
Total Deposits	2,343,761	2,225,719
Federal funds purchased	3,000	0
Other borrowings	72,849	9,433
Subordinated debentures	35,569	35,569
Other liabilities held for sale	0	718
Accrued expenses and other liabilities	30,557	28,531
Total Liabilities	2,485,736	2,299,970
Shareholders' Equity
Preferred stock, no par value, 200,000 shares authorized; none issued or outstanding	0	0
Common stock, no par value, 500,000,000 shares authorized; issued and outstanding: 21,332,317 shares at September 30, 2017 and 21,258,092 shares at December 31, 2016	324,607	323,745
Accumulated deficit	(53,240)	(65,657)
Accumulated other comprehensive loss	(3,657)	(9,108)
Total Shareholders' Equity	267,710	248,980
Total Liabilities and Shareholders' Equity	$ 2,753,446	$ 2,548,950